Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Held-to-maturity securities, Fair Value	$ 77,874	[1],[2]	$ 41,812
Mortgage loans, carried at fair value	$ 1,849		$ 6,623
Common stock, par value	$ 0.01		$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000		4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742		2,125,725,742
Treasury stock, shares (actual number of shares)	594,747,484		642,223,571
Available-for-Sale Securities [Member] | Asset Pledged as Collateral with Right [Member]
Securities, pledged as collateral	$ 858		$ 557
Trading Assets, Excluding Debt and Equity Securities [Member] | Asset Pledged as Collateral with Right [Member]
Securities, pledged as collateral	$ 702		$ 1,193

[1]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[2]	The weighted-average maturity of total held-to-maturity investment securities was 7.4 years at December 31, 2021, with a corresponding weighted-average yield of 1.45 percent. The weighted-average maturity of total available-for-sale investment securities was 5.5 years at December 31, 2021, with a corresponding weighted-average yield of 1.73 percent.